Real Estate Acquired in Settlement of Loans - Summary of Financial Information Relating to REO (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate [Abstract]
Balance at beginning of year	$ 341,846	$ 303,228	$ 138,942
Purchases	0	0	3,049
Transfers from mortgage loans at fair value and advances	207,431	307,455	364,945
Transfer of real estate acquired in settlement of mortgage loans to real estate held for investment	(21,406)	(8,827)	0
Transfers from REO under forward purchase agreements	0	0	12,737
Results of REO:
Valuation adjustments, net	(36,193)	(40,432)	(45,476)
Gain on sale, net	17,075	21,255	13,498
Total gain (loss), net	(19,118)	(19,177)	(31,978)
Proceeds from sales	(234,684)	(240,833)	(184,467)
Balance at end of year	274,069	341,846	$ 303,228
At the end of year:
REO pledged to secure assets sold under agreements to repurchase	167,430	245,647
REO held in a consolidated subsidiary whose stock is pledged to secure financings of such properties	48,283	37,696
Real estate pledged to creditors	$ 215,713	$ 283,343